Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Other Intangible Assets [Line Items]
Summary of the Company's intangible assets	The following table summarizes the Company’s intangible assets:

	As of March 31, 2026
	Remaining Weighted Average Amortization Period in Years	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	8.3	$120,670	$(46,031)	$74,639
Customer Relationships	5.2	343,900	(161,787)	182,113
Backlog	0.5	60,190	(59,528)	662
Patents/Know-How	10.8	126,000	(35,903)	90,097

Total		$650,760	$(303,249)	$347,511

	As of December 31, 2025
	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	$120,670	$(43,378)	$77,292
Customer Relationships	343,900	(152,376)	191,524
Backlog	60,190	(58,813)	1,377
Patents/Know-How	126,000	(33,803)	92,197

Total	$650,760	$(288,370)	$362,390

SOLV Energy Holdings LLC [Member]
Goodwill and Other Intangible Assets [Line Items]
Summary of carrying amount of goodwill for SOLV's reportable segment
The changes in the carrying amount of goodwill for SOLV’s reportable segment were as follows:

Balance at December 31, 2024	$410,006
Goodwill related to acquisitions completed in 2025 (Note 15)	19,273

Balance at December 31, 2025	$429,279

Summary of the Company's intangible assets
The following table summarizes the Company’s intangible assets:

	As of December 31, 2025
	Remaining Weighted Average Amortization Period in Years	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	8.5	$120,670	$(43,378)	$77,292
Customer Relationships	5.4	343,900	(152,376)	191,524
Backlog	0.5	60,190	(58,813)	1,377
Patents/Know-How	11.0	126,000	(33,803)	92,197

Total		$650,760	$(288,370)	$362,390

	As of December 31, 2024
	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	$117,700	$(33,089)	$84,611
Customer Relationships	328,500	(115,130)	213,370
Backlog	57,000	(57,000)	—
Patents/Know-How	126,000	(25,403)	100,597

Total	$629,200	$(230,622)	$398,578

Summary of amortization expense for finite-lived intangible assets
The estimated future aggregate amortization expense for finite-lived intangible assets as of December 31, 2025, is set forth below:

Year Ending December 31:
2026	$58,172
2027	56,866
2028	56,389
2029	55,927
2030	50,145
Thereafter	84,891

Total	$362,390